Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	The current and deferred portions of the income tax expense (benefit) included in the statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:
	For the Years Ended March 31,
	2024	2023
Current	$(39)	$(8)
Deferred	(454)	(2)
Income tax benefit	$(493)	$(10)

Schedule of Income Tax Reconciliation	The following table presents a reconciliation between the theoretical income tax provision computed by applying the federal statutory rate and our actual income tax expense:
	Year Ended March 31,
	2024	2023
Income tax provision at statutory rates	$(780)	$(537)
Tax effects of
Deferred tax assets not recognized	197	565
Reversal of temporary differences	(452)	-
Income exempt from income taxes	-	(63)
Expenses not deductible for income tax purposes	802	69
Foreign tax rates different than statutory rates	-	(47)
Tax exemption and rebates	(260)	(21)
Other	-	24
Income tax provision (benefit) as reported	$(493)	$(10)

Schedule of Deferred Income taxes	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at March 31, 2024 and 2023 are as follows:
	March 31,
	2024	2023
Deferred Tax Liabilities
Accrued expenses	$37	$38
Temporary difference on property and equipment	166	169
Basis difference of customer backlog from acquisitions	(5)	251
Basis differences of customer relationships from acquisitions	-	208
Basis difference of real estate held for investment	-	37
Basis difference of property and equipment	74	34
Other	(9)	-
	263	738
Deferred Tax Assets
Net operating loss carryover	(2,360)	(1,274)
Accrued expenses	(10)	(10)
Other	(2)	(2)
Valuation allowance	2,360	1,274
	(12)	(12)
Net deferred tax liability	$251	$726